Financial Risk Management - Maximum Amounts of Possible Financial Loss Due to Credit Risk (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	¥ 335,132	¥ 194,438
Demand deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	256,965	123,593
Time deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	11,507	12,002
Loan receivable [member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	593	206
Guarantee deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	976	726
Trade and other receivables [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	37,644	42,892
Japanese government bonds [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	280	280
Corporate bonds and other debt instruments [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	18,005	8,835
Office security deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	¥ 9,162	¥ 5,904